Related Party Transactions	6 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

10. RELATED PARTY TRANSACTIONS

Amount due from a related party

Name of Related Party	Relationship	Nature	Repayment terms	December 31, 2022	June 31, 2022
Fuzhou XinSiYu Culture Communication Company Ltd.	Equity Holder of one of the Subsidiaries of Pop Culture	Account receivables	Repayment in demand	$1,385,635	$-
				$1,385,635	$-